SHORT-TERM BANK BORROWINGS (Details)		12 Months Ended
		Sep. 30, 2017 USD ($)		Sep. 30, 2016 USD ($)	Sep. 30, 2017 CNY (¥)		Sep. 30, 2016 CNY (¥)
Amount		$ 21,335,938		$ 21,793,454	¥ 141,980,000		¥ 145,385,649
Agricultural Bank Loan One [Member]
Amount		$ 838,530		$ 935,382	¥ 5,580,000		¥ 6,240,000
Issuance Date		Jan. 13, 2017		Dec. 16, 2015
Expiration Date		Jan. 12, 2018		Dec. 11, 2016
Interest		5.44%		5.66%	5.44%		5.66%
Agricultural Bank Loan Two [Member]
Amount		$ 1,307,385		$ 374,752	¥ 8,700,000		¥ 2,500,000
Issuance Date		Jan. 18, 2017		Mar. 17, 2016
Expiration Date		Jan. 17, 2018		Mar. 16, 2017
Interest		5.66%		4.57%	5.66%		4.57%
Agricultural Bank Loan Three [Member]
Amount		$ 864,076		$ 1,049,307	¥ 5,750,000		¥ 7,000,000
Issuance Date		Aug. 17, 2017		Apr. 07, 2016
Expiration Date		Aug. 16, 2018		Mar. 26, 2017
Interest		5.44%		4.12%	5.44%		4.12%
Agricultural Bank Loan Four [Member]
Amount		$ 646,179		$ 331,281	¥ 4,300,000		¥ 2,210,000
Issuance Date		Aug. 14, 2017		Apr. 12, 2016
Expiration Date		Aug. 13, 2018		Apr. 11, 2017
Interest		5.44%		4.51%	5.44%		4.51%
Agricultural Bank Loan Five [Member]
Amount		$ 901,646		$ 599,604	¥ 6,000,000		¥ 4,000,000
Issuance Date		Sep. 22, 2017		Jun. 02, 2016
Expiration Date		Sep. 21, 2018		May 26, 2017
Interest		5.65%		4.65%	5.65%		4.65%
Agricultural Bank Loan Six [Member]
Amount		$ 930,198		$ 305,798	¥ 6,190,000		¥ 2,040,000
Issuance Date		Dec. 16, 2016		Jun. 13, 2016
Expiration Date		Dec. 11, 2017		Jun. 11, 2017
Interest		4.79%		4.65%	4.79%		4.65%
Agricultural Bank Loan Seven [Member]
Amount		$ 1,502,743		$ 404,733	¥ 10,000,000		¥ 2,700,000
Issuance Date		Jan. 10, 2017		Jun. 16, 2016
Expiration Date		Jan. 09, 2018		Jun. 11, 2017
Interest		4.79%		4.65%	4.79%		4.65%
Minsheng Bank Loan One [Member]
Amount		$ 653,693		$ 749,505	¥ 4,350,000		¥ 5,000,000
Issuance Date		Jun. 30, 2017		Mar. 08, 2016
Expiration Date		Jun. 30, 2018		Oct. 19, 2016
Interest		5.44%		6.70%	5.44%		6.70%
Minsheng Bank Loan Two [Member]
Amount		$ 488,391		$ 524,653	¥ 3,250,000		¥ 3,500,000
Issuance Date		Jun. 30, 2017		Apr. 16, 2016
Expiration Date		Jun. 30, 2018		Apr. 11, 2017
Interest		5.44%		5.00%	5.44%		5.00%
Xingye Bank Loan One [Member]
Amount		$ 976,783			¥ 6,500,000
Issuance Date		Sep. 04, 2017
Expiration Date		Dec. 04, 2017
Interest	[1]	6.50%			6.50%
Zhejiang Commerce Bank Loan One [Member]
Amount		$ 901,646		$ 299,802	¥ 6,000,000		¥ 2,000,000
Issuance Date		Jul. 27, 2017		Feb. 05, 2016
Expiration Date		Apr. 20, 2018		Feb. 04, 2017
Interest		7.50%		6.00%	7.50%		6.00%
Zhejiang Commerce Bank Loan Two [Member]
Amount		$ 225,411		$ 224,851	¥ 1,500,000		¥ 1,500,000
Issuance Date		Jul. 28, 2017		Feb. 05, 2016
Expiration Date		Apr. 20, 2018		Feb. 04, 2017
Interest		7.50%		6.00%	7.50%		6.00%
Bank OF China Loan One [Member]
Amount		$ 1,284,845		$ 1,948,713	¥ 8,550,000		¥ 13,000,000
Issuance Date		Apr. 10, 2017		Aug. 26, 2016
Expiration Date		Mar. 29, 2018		Apr. 08, 2017
Interest		4.79%		4.79%	4.79%		4.79%
Xingye Bank Loan Two [Member]
Amount		$ 976,783			¥ 6,500,000
Issuance Date		Sep. 05, 2017
Expiration Date		Dec. 20, 2017
Interest	[1]	6.50%			6.50%
Zhejiang Commerce Bank Loan Three [Member]
Amount		$ 1,577,880		$ 224,851	¥ 10,500,000		¥ 1,500,000
Issuance Date		Jul. 28, 2017		Feb. 06, 2016
Expiration Date		Apr. 20, 2018		Feb. 05, 2017
Interest		7.50%		6.00%	7.50%		6.00%
Pingan Bank Loan [Member]
Amount		$ 1,196,183		$ 1,199,210	¥ 7,960,000		¥ 8,000,000
Issuance Date		Sep. 27, 2017		Mar. 03, 2016
Expiration Date		Sep. 25, 2018		Mar. 03, 2017
Interest		6.09%	[1]	5.22%	6.09%	[1]	5.22%
China Merchants Bank Loan One [Member]
Amount		$ 811,481			¥ 5,400,000
Issuance Date		Dec. 20, 2016
Expiration Date		Dec. 11, 2017
Interest		5.44%			5.44%
China Merchants Bank Loan Two [Member]
Amount		$ 900,143			¥ 5,990,000
Issuance Date		Dec. 20, 2016
Expiration Date		Dec. 11, 2017
Interest		5.44%			5.44%
China Merchants Bank Loan Three [Member]
Amount		$ 751,371			¥ 5,000,000
Issuance Date		Dec. 20, 2016
Expiration Date		Dec. 11, 2017
Interest		5.44%			5.44%
China Merchants Bank Loan Four [Member]
Amount		$ 61,612			¥ 410,000
Issuance Date		Dec. 22, 2016
Expiration Date		Dec. 11, 2017
Interest		5.52%			5.52%
Bank OF China Loan Two [Member]
Amount		$ 223,909			¥ 1,490,000
Issuance Date		Apr. 10, 2017
Expiration Date		Mar. 29, 2018
Interest		4.79%			4.79%
Bank OF China Loan Three [Member]
Amount		$ 414,757			¥ 2,760,000
Issuance Date		Apr. 10, 2017
Expiration Date		Mar. 29, 2018
Interest		4.79%			4.79%
Xingye Bank Loan Three [Member]
Amount		$ 751,371			¥ 5,000,000
Issuance Date		Sep. 06, 2017
Expiration Date		Dec. 14, 2017
Interest	[1]	6.50%			6.50%
Agricultural Bank Loan Eight [Member]
Amount				$ 861,931			¥ 5,750,000
Issuance Date				Aug. 26, 2016
Expiration Date				Aug. 16, 2017
Interest				5.22%			5.22%
Agricultural Bank Loan Nine [Member]
Amount				$ 644,574			¥ 4,300,000
Issuance Date				Sep. 09, 2016
Expiration Date				Jul. 26, 2017
Interest				5.06%			5.06%
Agricultural Bank Loan Ten [Member]
Amount				$ 899,406			¥ 6,000,000
Issuance Date				Sep. 22, 2016
Expiration Date				Sep. 21, 2017
Interest				5.00%			5.00%
CMBC Loan One [Member]
Amount				$ 1,139,248			¥ 7,600,000
Issuance Date				May 25, 2016
Expiration Date				Nov. 22, 2016
Interest				5.44%			5.44%
CMBC Loan Two [Member]
Amount				$ 809,465			¥ 5,400,000
Issuance Date				Jun. 15, 2016
Expiration Date				Nov. 22, 2016
Interest				5.66%			5.66%
CMBC Loan Three [Member]
Amount				$ 749,505			¥ 5,000,000
Issuance Date				Jun. 17, 2016
Expiration Date				Nov. 22, 2016
Interest				5.66%			5.66%
Zhejiang Commerce Bank Loan Four [Member]
Amount				$ 749,505			¥ 5,000,000
Issuance Date				Mar. 02, 2016
Expiration Date				Mar. 01, 2017
Interest				6.00%			6.00%
Zhejiang Commerce Bank Loan Five [Member]
Amount				$ 749,505			¥ 5,000,000
Issuance Date				Mar. 07, 2016
Expiration Date				Mar. 06, 2017
Interest				6.00%			6.00%
Zhejiang Commerce Bank Loan Six [Member]
Amount				$ 749,505			¥ 5,000,000
Issuance Date				Mar. 09, 2016
Expiration Date				Mar. 08, 2017
Interest				6.00%			6.00%
Industrial Bank Loan One [Member]
Amount				$ 971,549			¥ 6,481,268
Issuance Date				Sep. 25, 2015
Expiration Date	[2]			Sep. 23, 2016
Interest				7.00%			7.00%
Industrial Bank Loan Two [Member]
Amount				$ 974,356			¥ 6,500,000
Issuance Date				Sep. 25, 2015
Expiration Date	[2]			Sep. 25, 2016
Interest				7.00%			7.00%
Minsheng Bank Loan Three [Member]
Amount				$ 809,465			¥ 5,400,000
Issuance Date				Apr. 08, 2016
Expiration Date				Apr. 08, 2017
Interest				5.00%			5.00%
Agricultural Bank Loan Eleven [Member]
Amount				$ 294,463			¥ 1,964,381
Issuance Date				Dec. 31, 2015
Expiration Date	[2]			Sep. 11, 2016
Interest				5.79%			5.79%
Bank of Communications Loan One [Member]
Amount		$ 450,823		$ 749,505	¥ 3,000,000		¥ 5,000,000
Issuance Date		May 10, 2017		May 20, 2016
Expiration Date		Nov. 13, 2017		May 20, 2017
Interest		7.60%		6.53%	7.60%		6.53%
Bank of Communications Loan Two [Member]
Amount		$ 450,823		$ 749,505	¥ 3,000,000		¥ 5,000,000
Issuance Date		Apr. 18, 2017		May 23, 2016
Expiration Date		Nov. 13, 2017		May 23, 2017
Interest		7.12%		7.60%	7.12%		7.60%
Bank of Communications Loan Three [Member]
Amount		$ 450,823		$ 719,525	¥ 3,000,000		¥ 4,800,000
Issuance Date		Apr. 14, 2017		May 24, 2016
Expiration Date		Nov. 13, 2017		May 24, 2017
Interest		6.30%		7.60%	6.30%		7.60%
Bank of Communications Loan Four [Member]
Amount		$ 450,823			¥ 3,000,000
Issuance Date		Apr. 19, 2017
Expiration Date		Nov. 13, 2017
Interest		7.60%			7.60%
Bank of Communications Loan Five [Member]
Amount		$ 345,630			¥ 2,300,000
Issuance Date		May 11, 2017
Expiration Date		Nov. 13, 2017
Interest		7.60%			7.60%

[1]	These short-term borrowings were subject to variable interest rates, which are determined by the issuing banks with prime rate plus 1.79 - 2.2% on monthly or quarterly basis. The variable interest rates quoted in the table above were effective for the period ended September 30, 2017.
[2]	The Company paid off these short-term bank borrowings in October 2016.